INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Income before income taxes, United States	$ 1,801	$ 1,567	$ 2,451
Income before income taxes, International	7,804	7,758	9,026
INCOME BEFORE INCOME TAXES	9,605	9,325	11,477
Income tax payments	2,357	1,926	2,162
Income tax expense (benefit)
Current income tax expense (benefit), United States	711	867	713
Deferred income tax expense (benefit), United States	120	(97)	305
Current income tax expense (benefit), State and Local	69	81	102
Deferred income tax expense (benefit), State and Local	45	(21)	38
Current income tax expense (benefit), International	1,386	1,293	1,388
Deferred income tax expense (benefit), International	(92)	78	305
Current income tax expense (benefit), total	2,166	2,241	2,203
Deferred income tax expense (benefit), total	$ 73	$ (40)	$ 648
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Statutory U.S. federal tax rate (as a percent)	35.00%	35.00%	35.00%
State and local income taxes - net of federal benefit (as a percent)	1.20%	1.00%	1.00%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal rate (as a percent)	(12.70%)	(11.50%)	(10.30%)
Equity income or loss (as a percent)	(1.70%)	(2.20%)	(1.40%)
Other operating charges (as a percent)	1.20%	2.90%	1.20%
Other - Net (as a percent)	0.30%	(1.60%)	(0.70%)
Effective Tax Rate (as a percent)	23.30%	23.60%	24.80%
Tax expense (benefit) related to uncertain tax positions, including interest and penalties, foreign		$ 18	$ (26)
Remeasurement Charges on Subsidiary Assets	$ 27	372
Our proportionate share of unusual or infrequent items recorded by our equity method investees	87	$ 18	$ 159
Uncertain tax positions, including interest and penalties, foreign (as a percent)		0.20%	(0.20%)
Income Tax Expense (Benefit) Unusual or Infrequent Items Transaction Gains (Losses)	(45)	$ 55	$ 279
Receivables write-down, impairments and others charges	225	$ 352
Net Gains From Investee Transactions, Equity Investment Sales and other gains			$ 501
Pre Tax expenses (income) related to several transactions	$ 77
Effective Income Tax Rate reconciliation related to other infrequent or unusual charges (as a percent)	1.30%
Effective Income Tax Rate Reconciliation, net gains and other transactions (as a percentage)	0.30%	1.90%	0.90%
Tax expenses related to currency devaluation in a subsidiary		$ 6	$ 3
Effective Income Tax Rate Reconciliation, related to currency devaluation, Percent	0.10%	1.50%	0.50%
Remeasurement and Translation loss due to currency devaluation			$ 149
Income Tax expenses (benefit) of unusual or infrequent items recorded by our equity method investees	$ (5)		$ (8)
Effective tax rate impact of unusual or infrequent items recorded by our equity method investees (as a percent)	0.30%		0.40%
Income Tax Expense (Benefit) Unusual or Infrequent Items Productivity, Integration, Restructuring, Transaction Costs and other activities	$ (259)	$ (191)	$ (175)
Other infrequent or unusual charges net	150
Unusual or Infrequent Item Operating	$ 1,657	$ 1,183	$ 895
Effective tax impact of restructuring charges, asset impairments, transaction gains and others one-time items (as a percent)	0.90%	1.00%	1.20%
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Amount	$ 223	$ 265	$ 279
Gross balance of unrecognized tax benefit
Beginning balance of unrecognized tax benefits	211	230	302
Increase related to prior period tax positions	4	13	1
Decrease related to prior period tax positions	(9)	(2)	(7)
Increase related to current period tax positions	5	11	8
Decrease related to settlements with taxing authorities	(5)	(5)	(4)
Decrease due to lapse of the applicable statute of limitations	(23)	(32)	(59)
Increase (decrease) due to effect of foreign currency exchange rate changes	(15)	(4)	(11)
Ending balance of unrecognized tax benefits	168	211	230
Alternative jurisdictional tax benefits if tax positions do not prevail	20
Impact of unrecognized tax benefits on effective tax rate if Company were to prevail on all uncertain tax positions	148
Unrecognized tax benefits, interest and penalties accrued	111	113	105
Unrecognized tax benefits, interest and penalties expense or (benefit)		8	(8)
Undistributed earnings of foreign subsidiaries	31,900
Productivity and Reinvestment [Member]
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Unusual or Infrequent Item Operating	$ 983	$ 809	$ 877